Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	₨ 11,107	$ 151.8	₨ 9,792	₨ 10,538
Bank Deposits [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,171	16.0	2,902
Term Deposits [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	₨ 9,936	$ 135.8	₨ 6,890